AMERICAN CENTURY MUNICIPAL TRUST

                              PROSPECTUS SUPPLEMENT

                Tax-Free Money Market * Limited-Term Tax-Free
               Intermediate-Term Tax-Free * Long-Term Tax-Free
                              High-Yield Municipal

                         SUPPLEMENT DATED JUNE 25, 1999

                        Prospectus dated August 31, 1998

The following disclosure set forth below replaces paragraphs four through seven under the heading "Investment Management" found on page 28 of the Investor Class
Prospectus:

    G. DAVID MACEWEN, Senior Vice President and Portfolio Manager, supervises the American Century Municipal Trust team. He has been a member of the team that manages Long-Term Tax-Free since May 1991 and Limited-Term Tax-Free since June 1999. He joined American Century in May 1991 as a Municipal Portfolio Manager. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

    STEVEN M. PERMUT, Vice President, Director of Municipal Research and Portfolio Manager, has been a member of the High-Yield Municipal team since its inception in March 1998. He joined American Century in June 1987. He has bachelor's degrees in business and geography from State University of New York -- Oneonta and an MBA in finance from Golden Gate University -- San Francisco.

    BRYAN E. KARCHER, Portfolio Manager, has been a member of the team that manages Tax-Free Money Market since June 1995 and Limited-Term Tax-Free since June 1999. He joined American Century in July 1989 and has been a Portfolio Manager since June 1995. He has a bachelor's degree in economics from the University of California -- Los Angeles. He is a Chartered Financial Analyst.

    KEN SALINGER, Portfolio Manager, has been a member of the team that manages Intermediate-Term Tax-Free since June 1999. He joined American Century in April 1992. He has a bachelor's degree in quantitative economics from the University of California -- San Diego.

                                                                 P.O. Box 419200
                                                           Kansas City, Missouri
                                                                      64141-6200
                                                  1-800-345-2021 or 816-531-5575

                                                 [american century logo(reg.sm)]
                                                                        American
                                                                         Century

SH-SPL-17200   9906